Lease - Summary of Details of Finance Lease Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	₩ 199,884	₩ 193,618
Gross carrying amount [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	325,975	298,631
Accumulated Depreciation and Amortisation [Member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Finance lease assets	₩ (126,091)	₩ (105,013)